ACCOUNTS PAYABLE AND OTHERS	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE AND OTHERS
ACCOUNTS PAYABLE AND OTHERS

11.ACCOUNTS PAYABLE AND OTHERS

	December 31, 2024	December 31, 2023
	$	$
Trade payable and accrued liabilities	10,929	7,047
Wages and benefits liabilities	2,713	2,751
Accounts payable and others	13,642	9,798